CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	December 31, 2019	December 31, 2018
Cash	$755.8	$440.3
Short-term deposits with initial maturities of three months or less	74.8	174.8
	$830.6	$615.1